Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [member]	Additional paid-in capital [member]	Treasury shares [member]	Accumulated other Comprehensive income [member]	Retained earnings [member]	Noncontrolling interests [member]	Equity attributable to owners of parent [member]	Total
Balance at Dec. 31, 2018	$ 107,010	$ 104,749	$ (8,819)	$ (549)	$ 244,157	$ (4,261)	$ 446,548	$ 442,287
Balance (in shares) at Dec. 31, 2018	356,700		(12,409)
IFRS Statement [Line Items]
Profit (loss) for the year					(13,614)	(2,570)	(13,614)	(16,184)
Other comprehensive income				(403)		12	(403)	(391)
Total comprehensive income for the year				(403)	(13,614)	(2,558)	(14,017)	(16,575)
Contributions by and distributions to owners
Share-based compensation expenses		452				5	452	457
Restricted stock vested (in shares)			77
Restricted stock vested		(55)	$ 55
Aggregate of contribution by and distribution to owners (in shares)			77
Aggregate of contribution by and distribution to owners		397	$ 55			5	452	457
Changes in ownership interests
Dilution gain of equity method investment		4					4	4
Transfer of financial liability to noncontrolling interests						5,071		5,071
Aggregate of Changes in Ownership Interests		4				5,071	4	5,075
Balance at Dec. 31, 2019	$ 107,010	105,150	$ (8,764)	(952)	230,543	(1,743)	432,987	431,244
Balance (in shares) at Dec. 31, 2019	356,700		(12,332)
IFRS Statement [Line Items]
Profit (loss) for the year					47,134	(1,974)	47,134	45,160
Other comprehensive income				404		41	404	445
Total comprehensive income for the year				404	47,134	(1,933)	47,538	45,605
Contributions by and distributions to owners
Share-based compensation expenses		755				8	755	763
Restricted stock vested (in shares)			16
Restricted stock vested		(11)	$ 11
Employee stock options exercised (in shares)			3,150
Employee stock options exercised		1,408	$ 2,237				3,645	3,645
Aggregate of contribution by and distribution to owners (in shares)			3,166
Aggregate of contribution by and distribution to owners		2,152	$ 2,248			8	4,400	4,408
Changes in ownership interests
New shares issued by subsidiary		(34)			(4,740)	8,695	(4,774)	3,921
Dilution gain of equity method investment		25					25	25
Transfer of financial liability to noncontrolling interests								0
Declaration of cash dividends by subsidiary						(4)		(4)
Aggregate of Changes in Ownership Interests		(9)			(4,740)	8,691	(4,749)	3,942
Balance at Dec. 31, 2020	$ 107,010	107,293	$ (6,516)	(548)	272,937	5,023	480,176	485,199
Balance (in shares) at Dec. 31, 2020	356,700		(9,166)
IFRS Statement [Line Items]
Profit (loss) for the year					436,896	(2,961)	436,896	433,935
Other comprehensive income				(118)		3	(118)	(115)
Total comprehensive income for the year				(118)	436,896	(2,958)	436,778	433,820
Contributions by and distributions to owners
Declaration of cash dividends					(47,404)		(47,404)	(47,404)
Share-based compensation expenses		662				38	662	700
Restricted stock vested (in shares)			15
Restricted stock vested		(10)	$ 10
Employee stock options exercised (in shares)			1,049
Employee stock options exercised		499	$ 745				1,244	1,244
Aggregate of contribution by and distribution to owners (in shares)			1,064
Aggregate of contribution by and distribution to owners		1,151	$ 755		(47,404)	38	(45,498)	(45,460)
Changes in ownership interests
Purchase of subsidiaries shares from noncontrolling interest					(1,789)	175	(1,789)	(1,614)
Dilution gain of equity method investment		397			(340)		57	57
Transfer of financial liability to noncontrolling interests								0
Declaration of cash dividends by subsidiary						(20)		(20)
Aggregate of Changes in Ownership Interests		397			(2,129)	155	(1,732)	(1,577)
Balance at Dec. 31, 2021	$ 107,010	$ 108,841	$ (5,761)	$ (666)	$ 660,300	$ 2,258	$ 869,724	$ 871,982
Balance (in shares) at Dec. 31, 2021	356,700		(8,102)